Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member] Common Class A and B [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	$ 310		$ 322		$ 28,892	$ 80,738,719	$ 12,146		$ (57,886,336)	$ (65,109)	$ 22,828,944
Balance, shares at Mar. 31, 2022	3,100,000		3,220,000		288,923,969
Refinancing of debt and detachable warrants						2,029,454					2,029,454
Repurchase of shares of Common Stock					$ (2,609)	(23,482)		(626,187)			(652,278)
Repurchase of shares of common stock, shares					(26,091,136)
Preferred stock issued for debt modification					$ 1,485	307,206			(10,671,817)		(10,363,126)
Common stock issued for debt modification, shares					14,854,159
Common stock issued to settle management fees payable					$ 3,333	696,667					700,000
Common stock issued to settle management fees payable, shares					33,333,333
Common stock issued to settle accrued interest payable					$ 2,629	549,371					552,000
Common stock issued to settle accrued interest payable, shares					26,285,714
Common stock issued upon cancellation of stock warrants					$ 1,015	212,047			(213,062)
Common stock issued upon cancellation of stock warrants, shares					10,145,841
Stock based compensation award (stock warrants)						109,780					109,780
Currency translation adjustments										(243,196)	(243,196)
Net loss									(37,685,163)		(37,685,163)
Balance at Mar. 31, 2023	$ 310		$ 322		$ 34,745	84,619,762	12,146	(626,187)	(106,456,378)	(308,305)	(22,723,585)
Balance, shares at Mar. 31, 2023	3,100,000		3,220,000		347,451,880
Preferred stock issued for debt modification				$ 3		26,169,365					26,169,368
Common stock issued for debt modification, shares				26,000
Common stock issued to settle accrued interest payable					$ 2,888	536,918					539,806
Common stock issued to settle accrued interest payable, shares					28,877,005
Currency translation adjustments										(46,487)	(46,487)
Net loss									(6,711,537)		(6,711,537)
Cancellation of treasury stock						(626,187)		626,187
Balance at Mar. 31, 2024	$ 310		$ 322	$ 3	$ 37,633	$ 110,699,858	$ 12,146		$ (113,167,915)	$ (354,792)	$ (2,772,435)
Balance, shares at Mar. 31, 2024	3,100,000		3,220,000	26,000	376,328,885